Putnam
Asia Pacific
Growth
Fund

SEMIANNUAL REPORT

March 31, 1998

[LOGO: BOSTON * LONDON * TOKYO]




Fund highlights

* Putnam Asia Pacific Growth Fund's class A shares have provided strong performance over the fund's existence when compared to its peers. For the one and five years ended March 31, 1998, the fund ranked 7 out of 44 and 3 out of 16 Pacific region funds, respectively, according to Lipper Analytical Services.*

* Singapore and Hong Kong ranked second and third behind the United
  States in economic competitiveness. Forty-six countries were ranked based on 259 criteria measuring business environment, financial system, and technology.

               -- International Institute for Management Development,
                  World Competitiveness Yearbook, April 1998

   CONTENTS

 4 Report from Putnam Management

 9 Fund performance summary

12 Portfolio holdings

15 Financial statements

* Lipper is an industry research firm whose rankings are based on total return performance, vary over time, and do not reflect the effects of sales charges. Performance of other share classes will vary. Past performance is not indicative of future results.

From the Chairman

[GRAPHIC OMITTED: PHOTO OF GEORGE PUTNAM]

[copyright] Karsh, Ottawa

Dear Shareholder:

One of the noteworthy attributes of the current worldwide market environment is its resilience in the face of adversity. Last year's Asian currency and debt crisis is the most recent and perhaps most dramatic example. Quick action by the International Monetary Fund in arranging loans and taking other remedial steps prevented a major calamity.

The aftereffects of the crisis are still being felt, of course, and will continue to be felt for some months. But in the main, the world's equity markets have regained their stability. It is comforting to see that in this increasingly interdependent world economy, mechanisms are in place for serving the common good.

How these events affected Putnam Asia Pacific Growth Fund during the first half of its fiscal year and will continue to influence it in the months ahead is the underlying theme of the following report from your fund's management team.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
May 20, 1998



Report from the Fund Managers
David K. Thomas
Paul C. Warren

By now, the Asian financial crisis of 1997, which saw the rapid deterioration of stocks and currencies, has become part of financial market history. Governments and companies are dealing with residual effects of the crisis that may take some time to work out. The first six months of your fund's 1998 fiscal year encompassed both the final months of the crisis and the beginning of what will undoubtedly be a long recovery period. As the fiscal year began, we worked to minimize the fund's losses; more recently, we have begun to re-position assets and reevaluate companies as the Asian markets and currencies have recovered from their lows.

For the past six months, Putnam Asia Pacific Fund had a total return of -17.18% at net asset value (-21.95 at public offering price). At the same time, the Morgan Stanley Capital International Pacific Index returned -18.11%. For performance of other share classes and over longer periods, please turn to page 9.

* FALLOUT FROM ASIAN CRISIS DOMINATES FIRST HALF OF PERIOD

In the immediate aftermath of the Asian crisis, interest rates rose as countries rushed to defend the value of their currencies. Emerging markets around the world as well as developed financial centers such as Hong Kong were affected. In this environment, we managed the fund defensively. We avoided the Asian emerging markets as much as possible, redeploying assets into markets that were left relatively unscathed such as Australia and New Zealand. We also reduced the fund's exposure to interest-rate sensitive industries such as the Hong Kong property and banking sectors.

In early 1998, however, the tide turned. South Korea's creditors rescheduled the country's debt payments, avoiding a large-scale default. Additionally investors began to feel more optimistic about the newly elected president Kim Dae-jung's willingness to accept reforms required by the International Monetary Fund.

Shortly thereafter, the Japanese government prodded the markets into a short-lived rally by announcing yet another stimulus package, which promised to let Japanese businesses revalue land holdings and revise laws to facilitate corporate share buybacks. Other Asian markets followed Japan's lead as stocks and the yen briefly rose in value. However, the rally in Japan was not a positive event for your fund, as investors shunned the higher-quality export-oriented Japanese companies we prefer in favor of domestic basic industries we consider bad investments.

* GLOBAL BRAND-NAME FOCUS IN JAPAN SERVES FUND WELL

In March, as investors began to doubt the Japanese government's commitment to the difficult measures necessary to bring the economy out of a seven-year recession, Japan's stock market eased and the yen weakened. Fortunately, the fund was positioned to benefit from this development. For some time, we have favored the types of companies that could benefit from the weak yen: blue-chip, export-oriented companies. We continue to favor many of the multinationals with global brand recognition such as Sony, Tokyo Electron, Canon, Fuji Photo, and Honda. For these companies, the low level of domestic demand has had little effect on profitability. While these holdings, along with others discussed in this report, were viewed favorably at the end of the fiscal period, all are subject to review and adjustment in accordance with the fund's investment strategy and may vary in the future.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Japan                                 30.4%

Hong Kong                             17.9%

Australia                             11.2%

Singapore                              7.9%

United States                          4.3%

Footnote reads:
*Based on net assets as of 3/31/98. Holdings will vary over time.

We also sought firms that could exploit what pockets of demand still exist in Japan. For example, we continue to favor U.S. insurance company AFLAC. The company, which garners the bulk of its business from selling insurance to the Japanese, has successfully tapped a growing demand for financial services.

* SIGNS OF IMPROVEMENT SEEN IN HONG KONG, SINGAPORE, SOUTH KOREA

With the improved sentiment in the Asian markets in the past few months, we began to move back into Hong Kong and to add to our positions in Singapore. In Hong Kong, interest rates began to fall as investors took heart from the government's determination to keep the Hong Kong dollar closely pegged to the U.S. dollar. We gained exposure to the Hong Kong banking sector through HSBC Holdings, which is listed on both the U.K. and Hong Kong stock exchanges, but is based in the United Kingdom. We also began to add to our holdings in the property sector -- in companies such as Hutchison Whampoa -- after that group's hard correction when interest rates rose.

Singapore bank stocks represented another area of opportunity. We estimated that the banks we chose had about a 10% to 15% loan exposure to the rest of Southeast Asia but that their domestic loan books were in good shape and their balance sheets are the strongest in the region. We believe that in time, Singapore banks will once again be able to produce strong earnings growth.

Although South Korea has a way to go in dealing with its debt and the inefficiencies in its financial system, we believe the bounce back in the market and the commitment of the new government offer an opportunity for investors to buy into the world's 11th largest economy. We've purchased American depository receipts in some of South Korea's blue-chip growth companies such as Korea Electric Power Company and Samsung.

[GRAPHIC OMITTED: TOP 10 HOLDINGS]

TOP 10 HOLDINGS

AFLAC, Inc. (United States)
Insurance and finance

Sony Corp. (Japan)
Electronics and electrical equipment

HSBC Holdings PLC (United Kingdom)
Insurance and finance

Telecom Corp. of New Zealand Ltd. (New Zealand)
Telecommunications

Bridgestone Corp. (Japan)
Automotive

Overseas Union Bank Ltd. (Singapore)
Insurance and finance

Sankyo Co., Ltd. (Japan)
Pharmaceuticals

Dai Nippon Printing Co. (Japan)
Printing

Westpac Banking Ltd. (Australia)
Insurance and finance

CSL Ltd. (Australia)
Medical supplies and devices

Footnote reads:
These holdings represent 22.6% of the fund's net assets as of 3/31/98. Portfolio holdings will vary over time.

* KEEPING AN EYE ON CHINA

At the end of March, it became clear that the Chinese economy was indeed slowing. The slowdown, higher unemployment, and particularly a drop in export growth have caused economists to worry that China, like its Asian neighbors, would devalue its currency, causing another wave of Asian market volatility. With the elevation of the reformist-minded Zhu Rongji to the post of premier, however, we believe China is well on its way to creating a more competitive market economy. In his previous post and now as premier, Zhu has been committed to eliminating redundant functions and cutting unprofitable operations in the state-owned enterprises, reforming the bureaucracy, and dealing with a largely insolvent banking system. The fund's direct Chinese exposure is through Hong Kong listed China Telecom and Huaneng Power.

* UNCERTAINTY IN JAPAN MEANS CAUTIOUS OUTLOOK FOR REGION

Looking at Japan, we believe the pressure on the government to provide an adequate stimulus for its economy will only increase as time goes on. Following the close of the fiscal period, Prime Minister Ryutaro Hashimoto proposed yet another fiscal package that unlike before, contained a 4 trillion yen income tax cut. While this was a welcome development, any rebound in the Japanese economy will require significant tax cuts on the corporate as well as individual levels.

We believe many other countries in Asia have had a somewhat speculative recovery in their stock markets and currencies. Therefore, we are targeting only fundamentally strong economies such as Hong Kong and Singapore. We will also continue to look for financially strong companies that are able to withstand any future economic problems in the region.

The views expressed here are exclusively those of Putnam Management. They are not meant as investment advice. Although the described holdings were viewed favorably as of 3/31/98, there is no guarantee the fund will continue to hold these securities in the future. International investing involves certain risks, such as currency fluctuations, economic instability, and political developments, not present with domestic investments. Funds that invest in a particular region involve more risk than diversified funds.




Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam Asia Pacific Growth Fund is designed for investors seeking capital appreciation through common stocks and other securities of companies located in Asia and the Pacific Rim.

TOTAL RETURN FOR PERIODS ENDED 3/31/98

                              Class A         Class B         Class M
(inception date)             (2/20/91)        (6/1/93)        (2/1/95)
                           NAV     POP      NAV    CDSC      NAV     POP
------------------------------------------------------------------------------
6 months                -17.18% -21.95%  -17.47% -21.59%  -17.36% -20.26%
------------------------------------------------------------------------------
1 year                  -12.20  -17.24   -12.83  -17.19   -12.62  -15.66
------------------------------------------------------------------------------
5 years                  35.38   27.61    30.80   28.80    32.11   27.53
Annual average            6.25    5.00     5.52    5.19     5.73    4.98
------------------------------------------------------------------------------
Life of fund             47.69   39.25    39.75   39.75    42.02   37.04
Annual average            5.64    4.77     4.82    4.82     5.06    4.53
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 3/31/98

                                              MSCI Pacific     Consumer
                                                 Index        Price Index
------------------------------------------------------------------------------
6 months                                        -18.11%          0.62%
------------------------------------------------------------------------------
1 year                                          -14.65           1.38
------------------------------------------------------------------------------
5 years                                          -5.71          12.95
Annual average                                   -1.17           2.47
------------------------------------------------------------------------------
Life of fund                                    -13.28          20.33
Annual average                                   -1.99           2.65
------------------------------------------------------------------------------

Returns for class A and class M shares reflect the current maximum initial sales charges of 5.75% and 3.50%, respectively. Class B share returns for the 1-, 5-, and 10-year (where available) and life-of-fund periods reflect the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declines to 1% in the sixth year, and is eliminated thereafter. Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares. All returns assume reinvestment of distributions at NAV and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.

PRICE AND DISTRIBUTION INFORMATION
6 months ended 3/31/98

                              Class A         Class B         Class M
------------------------------------------------------------------------------
Distributions (number)          1               --               1
------------------------------------------------------------------------------
Income                        $0.088           $--             $0.004
------------------------------------------------------------------------------
Capital gains
------------------------------------------------------------------------------
  Total                       $0.088           $--             $0.004
------------------------------------------------------------------------------
Share value:                 NAV     POP       NAV           NAV     POP
------------------------------------------------------------------------------
9/30/97                   $13.58  $14.41    $13.34        $13.46  $13.95
------------------------------------------------------------------------------
3/31/98                    11.16   11.84     11.01         11.12   11.52
------------------------------------------------------------------------------

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Class A shares are generally subject to an initial sales charge.

Class B shares may be subject to a sales charge upon redemption.

Class M shares have a lower initial sales charge and a higher 12b-1 fee than class A shares and no sales charge on redemption.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge for class A shares and 3.50% for class M shares.

Contingent deferred sales charge (CDSC) is a charge applied at the time of the redemption of class B shares and assumes redemption at the end of the period. Your fund's CDSC declines from a 5% maximum during the first year to 1% during the sixth year. After the sixth year, the CDSC no longer applies.

COMPARATIVE BENCHMARKS

MSCI Pacific Index* is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, and Singapore/Malaysia. All values are expressed in U.S. dollars.

Consumer Price Index (CPI) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.


Portfolio of investments owned
March 31, 1998 (Unaudited)


COMMON STOCKS (81.1%) *
NUMBER OF SHARES                                                                                       VALUE

Australia (11.2%)
------------------------------------------------------------------------------------------------------------
        726,770  Commonwealth Bank of Australia                                               $    8,645,001
        420,000  CRA Ltd.                                                                          5,520,761
      1,388,000  CSL Ltd.                                                                         10,275,914
        389,000  Lend Lease Corp. Ltd.                                                             9,067,372
        230,780  Pioneer International Ltd.                                                          664,778
      2,137,180  QBE Insurance Group Ltd.                                                          9,340,588
      1,533,386  Westpac Banking Ltd.                                                             10,275,931
      2,660,000  Woolworth Co.                                                                     9,952,204
                                                                                              --------------
                                                                                                  63,742,549

China (0.4%)
------------------------------------------------------------------------------------------------------------
      6,952,000  Yanzhou Coal Mining Co. Ltd. +                                                    2,189,267

Hong Kong (17.9%)
------------------------------------------------------------------------------------------------------------
      3,124,000  China Telecom Ltd. +                                                              6,330,089
      7,561,000  Dairy Farm International Holdings Ltd.                                            9,073,200
        845,000  Dao Heng Bank Group Ltd.                                                          2,497,419
      1,639,800  Guoco Group Ltd.                                                                  4,021,089
      1,843,000  Henderson Land Development Co. Ltd. (R)                                           9,347,964
      4,442,000  Hong Kong and China Gas Co., Ltd.                                                 7,452,828
      2,752,000  Hong Kong Electric Holdings Ltd.                                                  9,447,768
      2,334,000  Hong Kong Telecommunications Ltd.                                                 4,819,700
        265,000  Huaneng Power International, Inc. ADR +                                           6,227,500
      1,188,000  Hutchison Whampoa Ltd.                                                            8,356,263
      3,072,000  Li & Fung Ltd.                                                                    4,876,694
      1,117,000  Smartone Telecommunications 144A                                                  3,164,367
        740,000  Smartone Telecommunications +                                                     2,096,358
      5,984,000  South China Morning Post Ltd.                                                     4,016,004
      1,244,000  Sun Hung Kai Properties Ltd.                                                      8,469,193
      1,161,000  Swire Pacific Ltd. Class A                                                        6,143,491
      2,826,000  Varitronix International Ltd.                                                     5,671,549
                                                                                              --------------
                                                                                                 102,011,476

India (0.2%)
------------------------------------------------------------------------------------------------------------
         51,600  Mahanager Telephone Nigam Ltd. 144A                                                 886,488

Japan (30.4%)
------------------------------------------------------------------------------------------------------------
      1,332,000  Asahi Bank Ltd.                                                                   5,454,916
        517,000  Bridgestone Corp.                                                                11,732,346
        390,000  Canon, Inc. +                                                                     8,821,013
        670,000  Dai Nippon Printing Co.                                                          11,076,049
        271,000  Fuji Photo Film Co.                                                              10,100,395
        211,000  Honda Motor Co., Ltd.                                                             7,610,463
        121,000  Ito-Yokado Co., Ltd.                                                              6,564,625
        707,000  KAO Corp.                                                                         9,297,043
         34,900  Keyence Corp.                                                                     4,825,370
        158,000  Mitsumi Electric Company, Ltd.                                                    2,267,659
        171,000  Murata Manufacturing Co., Ltd.                                                    4,728,586
      1,697,000  Nikko Securities Co. Ltd.                                                         5,483,245
        426,000  Omron Corp.                                                                       6,466,188
        177,000  Onward Kashiyama Co., Ltd.                                                        2,194,545
        136,000  Promise Co., Ltd.                                                                 7,061,620
        560,000  Ricoh Co., Ltd.                                                                   5,638,716
         86,000  Rohm Co., Ltd.                                                                    7,883,983
        405,000  Sankyo Co., Ltd.                                                                 11,260,149
            900  Santen Pharmaceutical Co., Ltd.                                                      10,482
        154,000  Secom Co., Ltd.                                                                   9,431,173
        322,000  Shiseido Co., Ltd. +                                                              3,701,985
        202,000  Sony Corp.                                                                       17,152,096
        730,000  Sumitomo Trust & Banking                                                          4,722,950
        308,000  Tokai Bank Ltd.(The)                                                              1,907,064
        100,000  Tokyo Electron Ltd.                                                               3,373,912
        210,000  Yamanouchi Pharmaceutical Co., Ltd.                                               4,828,676
                                                                                               --------------
                                                                                                 173,595,249

Malaysia (1.1%)
------------------------------------------------------------------------------------------------------------
      1,052,100  Berjaya Sports Toto Berhad                                                        2,853,641
        831,000  Carlsberg Brewery of Malaysia                                                     3,232,931
                                                                                              --------------
                                                                                                   6,086,572

New Zealand (2.1%)
------------------------------------------------------------------------------------------------------------
      2,467,000  Telecom Corp. of New Zealand Ltd.                                                11,744,958

Philippines (0.8%)
------------------------------------------------------------------------------------------------------------
      7,500,000  International Container Terminal Services, Inc.                                   1,092,137
        131,700  Philippine Long Distance Co.                                                      3,678,674
                                                                                              --------------
                                                                                                   4,770,811

Singapore (7.9%)
------------------------------------------------------------------------------------------------------------
      1,683,000  Clipsal Industries Ltd.                                                           2,524,500
        900,000  Development Bank of Singapore                                                     6,584,005
        194,000  Develpoment Bank of Signapore Rights
                   (expiration date 5/01/98)                                                         102,323
      1,174,000  Keppel Land Ltd.                                                                  1,623,075
      1,298,000  Overseas Chinese Banking Corp.                                                    7,322,877
      2,973,000  Overseas Union Bank Ltd.                                                         11,611,841
      1,289,000  United Overseas Bank Ltd. (Registered)                                            7,152,232
      2,173,500  Venture Manufacturing Ltd.                                                        8,084,935
                                                                                              --------------
                                                                                                  45,005,788

South Korea (2.1%)
------------------------------------------------------------------------------------------------------------
        296,900  Housing & Commercial Bank                                                         1,801,482
        414,000  Kookmin Bank +                                                                    3,140,881
        377,000  Korea Electric Power Corp.                                                        4,903,156
         43,600  Samsung Electronics Co.                                                           2,299,700
                                                                                              --------------
                                                                                                  12,145,219

Taiwan (1.1%)
------------------------------------------------------------------------------------------------------------
        245,700  Taiwan Semiconductor Manufacturing Co. ADR +                                      6,357,488

United Kingdom (2.6%)
------------------------------------------------------------------------------------------------------------
        492,879  HSBC Holdings PLC                                                                15,076,059

United States (3.3%)
------------------------------------------------------------------------------------------------------------
        296,000  AFLAC, Inc.                                                                      18,722,000
                                                                                              --------------
                 Total Common Stocks (cost $454,813,474)                                      $  462,333,924

SHORT-TERM INVESTMENTS (1.0%) * (cost $5,683,935)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
$     5,683,000  Interest in $223,360,000 joint repurchase agreement dated March 31, 1998 with SBC Warburg due April 1, 1998
                   with respect to various U.S. Treasury obligations --
                   maturity value of $5,683,000 for an effective yield
                   of 5.92%                                                                   $    5,683,935
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $460,497,409) ***                                    $  468,017,859
------------------------------------------------------------------------------------------------------------
*   Percentages indicated are based on net assets of $570,273,473

*** The aggregate identified cost on a tax basis is $474,954,878, resulting in gross unrealized appreciation and depreciation of $29,835,516 and $36,772,535, respectively, or net unrealized depreciation of $6,937,019.

+   Non-income-producing security.

(R) Real Estate Investment Trust.

144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR, after the name of a foreign holding stands for American
Depository Receipts, representing ownership of foreign securities on deposit with a domestic custodian bank.

The fund had the following industry group concentration greater than 10% at March 31, 1998 (as a percentage of net assets):

  Finance           19.29%



----------------------------------------------------------------------------------------
Forward Currency Contracts to Sell at March 31, 1998 (Unaudited)

                                 Market     Aggregate Face    Delivery      Unrealized
                                 Value          Value           Date       Appreciation
----------------------------------------------------------------------------------------
Japanese Yen                    $115,057,117  $122,251,917     Jun-98        $7,194,800
----------------------------------------------------------------------------------------





Statement of assets and liabilities
March 31, 1998 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $460,497,409) (Note 1)                                                $468,017,859
---------------------------------------------------------------------------------------------------
Dividends and other receivables                                                           1,456,249
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                    4,034,936
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                           84,711,311
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                            7,194,800
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                         13,265,369
---------------------------------------------------------------------------------------------------
Total assets                                                                            578,680,524

Liabilities
---------------------------------------------------------------------------------------------------
Payable to subcustodian (Note 2)                                                            401,776
---------------------------------------------------------------------------------------------------
Distributions payable to shareholders                                                           323
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                          4,871,808
---------------------------------------------------------------------------------------------------
Payable for shares of the fund repurchased                                                1,211,129
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                              1,122,107
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                  240,817
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                22,964
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                  2,805
---------------------------------------------------------------------------------------------------
Payable for distribution fees (Note 2)                                                      402,579
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                      130,743
---------------------------------------------------------------------------------------------------
Total liabilities                                                                         8,407,051
---------------------------------------------------------------------------------------------------
Net assets                                                                             $570,273,473

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                        $670,915,423
---------------------------------------------------------------------------------------------------
Distributions in excess of net investment income (Note 1)                                (4,299,121)
---------------------------------------------------------------------------------------------------
Accumulated net realized loss on investments (Note 1)                                  (111,026,057)
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and assets
and liabilities in foreign currencies                                                    14,683,228
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                             $570,273,473

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class A share
($417,535,044 divided by 37,407,096 shares)                                                  $11.16
---------------------------------------------------------------------------------------------------
Offering price per class A share (100/94.25 of $11.16)*                                      $11.84
---------------------------------------------------------------------------------------------------
Net asset value and offering price per class B share
($145,079,817 divided by 13,177,941 shares)**                                                $11.01
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per class M share
($7,658,612 divided by 688,908 shares)                                                       $11.12
---------------------------------------------------------------------------------------------------
Offering price per class M share (100/96.50 of $11.12)*                                      $11.52
---------------------------------------------------------------------------------------------------
 * On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales, the offering price is reduced.
** Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

The accompanying notes are an integral part of these financial statements.






Statement of operations
Six months ended March 31, 1998 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $380,289)                                              $5,910,157
--------------------------------------------------------------------------------------------------
Interest                                                                                   829,399
--------------------------------------------------------------------------------------------------
Total investment income                                                                  6,739,556

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                         2,384,206
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                             939,674
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                           14,530
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                             5,548
--------------------------------------------------------------------------------------------------
Distribution fees -- Class A (Note 2)                                                      554,253
--------------------------------------------------------------------------------------------------
Distribution fees -- Class B (Note 2)                                                      789,873
--------------------------------------------------------------------------------------------------
Distribution fees -- Class M (Note 2)                                                       31,118
--------------------------------------------------------------------------------------------------
Auditing                                                                                    28,104
--------------------------------------------------------------------------------------------------
Legal                                                                                        6,212
--------------------------------------------------------------------------------------------------
Postage                                                                                     74,742
--------------------------------------------------------------------------------------------------
Other                                                                                      169,407
--------------------------------------------------------------------------------------------------
Total expenses                                                                           4,997,667
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                (283,946)
--------------------------------------------------------------------------------------------------
Net expenses                                                                             4,713,721
--------------------------------------------------------------------------------------------------
Net investment income                                                                    2,025,835
--------------------------------------------------------------------------------------------------
Net realized loss on investments (Notes 1 and 3)                                       (66,610,369)
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                             15,353,237
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of assets and liabilities
in foreign currencies during the period                                                  7,165,568
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                           (75,930,170)
--------------------------------------------------------------------------------------------------
Net loss on investments                                                               (120,021,734)
--------------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                 $(117,995,899)
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.






Statement of changes in net assets

                                                                                  Six months ended         Year ended
                                                                                          March 31       September 30
                                                                                             1998*               1997
----------------------------------------------------------------------------------------------------------------------

Increase (decrease) in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $2,025,835           $455,571
----------------------------------------------------------------------------------------------------------------------
Net realized loss on investments                                                        (51,257,132)       (30,517,612)
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation
(depreciation) of investments                                                           (68,764,602)        55,964,786
----------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting
from operations                                                                        (117,995,899)        25,902,745
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
  From net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                              (3,446,213)        (6,762,186)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --         (5,832,588)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                  (2,734)          (287,728)
----------------------------------------------------------------------------------------------------------------------
  In excess of net investment income
----------------------------------------------------------------------------------------------------------------------
    Class A                                                                                      --         (1,179,833)
----------------------------------------------------------------------------------------------------------------------
    Class B                                                                                      --         (1,017,641)
----------------------------------------------------------------------------------------------------------------------
    Class M                                                                                      --            (50,201)
----------------------------------------------------------------------------------------------------------------------
Increase (decrease) from capital share transactions (Note 4)                            (32,728,251)       255,981,851
----------------------------------------------------------------------------------------------------------------------
Total increase (decrease) in net assets                                                (154,173,097)       266,754,419

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                     724,446,570        457,692,151
----------------------------------------------------------------------------------------------------------------------
End of period (including distributions in excess
of net investment income $4,299,121 and
$2,876,009, respectively)                                                              $570,273,473       $724,446,570
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)

CLASS A
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended
Per-share                       March 31
operating performance         (Unaudited)                                   Year ended September 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.58           $13.63           $13.58           $14.64           $11.55            $8.17
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         .05 (c)          .05 (c)          .03 (c)          .02              .04             (.03)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (2.38)             .41              .63             (.63)            3.09             3.41
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (2.33)             .46              .66             (.61)            3.13             3.38
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                   (.09)            (.43)            (.60)            (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.08)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --             (.41)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --             (.01)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                 (.09)            (.51)            (.61)            (.45)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.16           $13.58           $13.63           $13.58           $14.64           $11.55
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)         (17.18)*           3.47             5.02            (4.14)           27.15            41.37
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $417,535         $515,107         $223,307         $158,773         $149,486          $24,150
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)            .72 *           1.50             1.54             1.55             1.53             2.03
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)     .43 *            .40              .20              .14             (.01)            (.54)
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             64.05 *          89.77            72.68            91.13            65.02            79.78
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0098           $.0167           $.0229
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995, and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(e) Distributions from net investment income amounted to less than $.01 per class M share.




Financial highlights
(For a share outstanding throughout the period)

CLASS B
------------------------------------------------------------------------------------------------------------------------------------
                              Six months
                                   ended                                                                       For the period
Per-share                       March 31                                                                         June 1, 1993+
operating performance         (Unaudited)                           Year ended September 30                       to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                    1998             1997             1996             1995             1994             1993
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period               $13.34           $13.41           $13.37           $14.53           $11.54           $10.86
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)         .01 (c)         (.06)(c)         (.07)(c)         (.07)            (.03)            (.02)(c)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments         (2.34)             .41              .63             (.64)            3.06              .70
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations              (2.33)             .35              .56             (.71)            3.03              .68
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                     --             (.36)            (.51)            (.04)              --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                     --             (.06)              --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                        --               --               --             (.41)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                   --               --             (.01)              --               --               --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                   --             (.42)            (.52)            (.45)            (.04)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                     $11.01           $13.34           $13.41           $13.37           $14.53           $11.54
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)         (17.47)*           2.66             4.33            (4.88)           26.31             6.26 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                  $145,080         $199,036         $225,241         $144,514         $110,951           $9,901
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)           1.09 *           2.25             2.30             2.31             2.27              .86 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)     .06 *           (.45)            (.55)            (.62)            (.73)            (.25)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)             64.05 *          89.77            72.68            91.13            65.02            79.78
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                     $.0098           $.0167           $.0229
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995, and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(e) Distributions from net investment income amounted to less than $.01 per class M share.



Financial highlights
(For a share outstanding throughout the period)

CLASS M
------------------------------------------------------------------------------------------------------------------------------------
                                                                Six months
                                                                     ended                                      For the period
Per-share                                                         March 31                  Year ended        February 1, 1995+
operating performance                                           (Unaudited)                September 30            to Sept. 30
------------------------------------------------------------------------------------------------------------------------------------
                                                                      1998             1997             1996             1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                 $13.46           $13.54           $13.53           $12.41
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                           .02 (c)         (.02)(c)         (.03)(c)         (.01)
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain (loss) on investments                                           (2.36)             .41              .63             1.13
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                (2.34)             .39              .60             1.12
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                       -- (e)         (.40)            (.58)              --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net
investment income                                                       --             (.07)              --               --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                          --               --               --               --
------------------------------------------------------------------------------------------------------------------------------------
In excess of net realized
gain on investments                                                     --               --             (.01)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                     --             (.47)            (.59)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                       $11.12           $13.46           $13.54           $13.53
------------------------------------------------------------------------------------------------------------------------------------
Ratios and supplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                           (17.36)*           2.93             4.65             9.03 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                      $7,659          $10,304           $9,144           $2,829
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)                                              .97 *           2.00             2.06             2.09 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
(loss) to average net assets (%)                                       .18 *           (.17)            (.24)            (.45)*
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                               64.05 *          89.77            72.68            91.13
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                       $.0098           $.0167           $.0229
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(b) The ratio of expenses to average net assets for the periods ended September 30, 1995, and thereafter includes amounts paid through expense offset arrangements and brokerage service arrangements. Prior period ratios exclude these amounts (Note 2).

(c) Per share net investment income (loss) has been determined on the basis of the weighted average number of shares outstanding during the period.

(d) Average commission rate paid is required for fiscal periods beginning on or after September 1, 1995.

(e) Distributions from net investment income amounted to less than $.01 per class M share.




Notes to financial statements
March 31, 1998 (Unaudited)

Note 1
Significant accounting policies

Putnam Asia Pacific Growth Fund (The "fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The fund seeks capital appreciation by investing primarily in common stocks and other securities of companies located in Asia and in the Pacific Basin.

The fund offers class A, class B and class M shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class B shares, which convert to class A shares after approximately eight years, do not pay a front-end sales charge, but pay a higher ongoing distribution fee than class A shares, and are subject to a contingent deferred sales charge, if those shares are redeemed within six years of purchase. Class M shares are sold with a maximum front-end sales charge of 3.50% and pay an ongoing distribution fee that is lower than class B shares and higher than class A shares.

Expenses of the fund are borne pro-rata by the holders of each class of shares, except that each class bears expenses unique to that class (including the distribution fees applicable to such class). Each class votes as a class only with respect to its own distribution plan or other matters on which a class vote is required by law or determined by the Trustees. Shares of each class would receive their pro-rata share of the net assets of the fund, if the fund were liquidated. In addition, the Trustees declare separate dividends on each class of shares.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price on the principal market in which the securities are traded, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair value following procedures approved by the Trustees. (See Section F of Note 1 with respect to the valuation of forward currency contracts.) Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc.. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such gains and losses are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Line of credit The fund has entered into a committed line of credit with certain banks. This line of credit agreement includes restrictions that the fund maintain an asset coverage ratio of at least 300% and borrowings must not exceed prospectus limitations. For the six months ended March 31, 1998, the fund had no borrowings against the line of credit.

H) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986, as amended. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

At September 30, 1997, the fund had a capital loss carryover of approximately $28,079,000 available to offset future net capital gain, if any. The amount of carryover and the expiration dates are:

Loss Carryover             Expiration
--------------             ------------------
 $21,694,000               September 30, 2004
   6,385,000               September 30, 2005

I) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

Note 2
Management fee, administrative
services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion and 0.53% thereafter.

As part of the subcustodiam contract between the subcustodian bank and Putnam Fiduciary Trust Company, (PFTC), a wholly-owned subsidiary of Putnam Investments, the subcustodian bank has a lien on the securities of the fund to the extent permitted by the fund's investment restrictions to cover any advances made by the subcustodian bank for the settlement of securities purchased by the fund. At March 31, 1998, the payable to the subcustodian bank represents the amount due for cash advance for the settlement of a security purchased.

The fund reimburses Putnam Management an allocated amount for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1998, fund expenses were reduced by $283,946 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Each Trustee of the fund receives an annual Trustee fee, of which $1,090 has been allocated to the fund, and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted distribution plans (the "Plans") with respect to its class A, class B and class M shares pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plans is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plans provide for payments by the fund to Putnam Mutual Funds Corp. at an annual rate up to 0.35%, 1.00% and 1.00% of the average net assets attributable to class A, class B and class M shares, respectively. The Trustees currently limit payment by the fund to an annual rate of 0.25%, 1.00% and 0.75% of the average net assets attributable to class A, class B and class M shares respectively.

For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received net commissions of $72,428 and $5,935 from the sale of class A and class M shares, respectively and $317,144 in contingent deferred sales charges from redemptions of class B shares. A deferred sales charge of up to 1% is assessed on certain redemptions of class A shares. For the six months ended March 31, 1998, Putnam Mutual Funds Corp., acting as underwriter received $9,458 on class A redemptions.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1998, purchases and sales of investment securities other than short-term investments aggregated $364,805,210 and $433,802,934, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1998, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class A                              Shares          Amount
------------------------------------------------------------
Shares sold                      31,257,613    $ 363,397,695
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        86,364          972,527
------------------------------------------------------------
                                 31,343,977      364,370,222

Shares
repurchased                     (31,873,152)    (374,603,005)
------------------------------------------------------------
Net decrease                       (529,175)   $ (10,232,783)
------------------------------------------------------------

                                           Year ended
                                      September 30, 1997
------------------------------------------------------------
Class A                              Shares           Amount
------------------------------------------------------------
Shares sold                     108,467,305  $ 1,471,086,586
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       520,009        6,905,723
------------------------------------------------------------
                                108,987,314    1,477,992,309

Shares
repurchased                     (87,431,530)  (1,195,459,718)
------------------------------------------------------------
Net increase                     21,555,784  $   282,532,591
------------------------------------------------------------

                                       Six months ended
                                        March 31, 1998
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                       8,132,285    $  91,744,502
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           --              --
------------------------------------------------------------
                                  8,132,285       91,744,502

Shares
repurchased                      (9,871,185)    (113,153,819)
------------------------------------------------------------
Net decrease                     (1,738,900)   $ (21,409,317)
------------------------------------------------------------

                                           Year ended
                                      September 30, 1997
------------------------------------------------------------
Class B                              Shares           Amount
------------------------------------------------------------
Shares sold                      34,368,702    $ 459,575,304
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                       449,144        5,892,766
------------------------------------------------------------
                                 34,817,846      465,468,070

Shares
repurchased                     (36,701,477)    (493,052,877)
------------------------------------------------------------
Net decrease                     (1,883,631)   $ (27,584,807)
------------------------------------------------------------

                                        Six months ended
                                         March 31, 1998
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                       1,680,377     $ 20,001,030
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                           187            2,097
------------------------------------------------------------
                                  1,680,564       20,003,127

Shares
repurchased                      (1,756,970)     (21,089,278)
------------------------------------------------------------
Net decrease                        (76,406)    $ (1,086,151)
------------------------------------------------------------

                                          Year ended
                                      September 30, 1997
------------------------------------------------------------
Class M                              Shares          Amount
------------------------------------------------------------
Shares sold                       2,569,016     $ 34,985,302
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        21,841          288,734
------------------------------------------------------------
                                  2,590,857       35,274,036

Shares
repurchased                      (2,500,814)     (34,239,969)
------------------------------------------------------------
Net increase                         90,043     $  1,034,067
------------------------------------------------------------




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Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Paul L. Joskow
Elizabeth T. Kennan
Lawrence J. Lasser
John H. Mullin III
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Thomas Stephens
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

David K. Thomas
Vice President and Fund Manager

Paul C. Warren
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Asia Pacific Growth Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

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PUTNAM INVESTMENTS

The Putnam Funds
One Post Office Square
Boston, Massachusetts 02109

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